Document and Entity Information	12 Months Ended
Jan. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	NUVEEN INVESTMENT TRUST III
Central Index Key	0001071336
Amendment Flag	false
Document Creation Date	Nov 15, 2012
Document Effective Date	Nov 15, 2012
Prospectus Date	Jan 31, 2012

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED NOVEMBER 15, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

The following changes will go into effect immediately.

1.	The third and fourth sentences of the first paragraph in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Principal Investment Strategies” are deleted in their entirety and replaced with the following sentence:

The Fund invests both in debt issued by U.S. companies and in U.S. dollar-denominated debt issued by non-U.S. companies that is traded over-the-counter or listed on an exchange.

2.	The following paragraph is inserted after the first paragraph in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Principal Investment Strategies”:

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including interest rate swaps, total return swaps, and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.

3.	The sixth sentence of the first paragraph in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following sentence:

The Fund invests both in securities issued by U.S. companies and in U.S. dollar-denominated securities issued by non-U.S. companies that are traded over-the-counter or listed on an exchange.

4.	The third paragraph in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following paragraph:

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including interest rate swaps, total return swaps, and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund’s portfolio, including the use of interest rate derivatives to convert fixed-rate securities to floating rate securities, or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Supplement [Text Block]	nit7_SupplementTextBlock

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED NOVEMBER 15, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

The following changes will go into effect immediately.

1.	The third and fourth sentences of the first paragraph in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Principal Investment Strategies” are deleted in their entirety and replaced with the following sentence:

The Fund invests both in debt issued by U.S. companies and in U.S. dollar-denominated debt issued by non-U.S. companies that is traded over-the-counter or listed on an exchange.

2.	The following paragraph is inserted after the first paragraph in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Principal Investment Strategies”:

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including interest rate swaps, total return swaps, and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.

3.	The sixth sentence of the first paragraph in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following sentence:

The Fund invests both in securities issued by U.S. companies and in U.S. dollar-denominated securities issued by non-U.S. companies that are traded over-the-counter or listed on an exchange.

4.	The third paragraph in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following paragraph:

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including interest rate swaps, total return swaps, and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund’s portfolio, including the use of interest rate derivatives to convert fixed-rate securities to floating rate securities, or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.

Nuveen Symphony Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit7_SupplementTextBlock

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED NOVEMBER 15, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

The following changes will go into effect immediately.

1.	The third and fourth sentences of the first paragraph in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Principal Investment Strategies” are deleted in their entirety and replaced with the following sentence:

The Fund invests both in debt issued by U.S. companies and in U.S. dollar-denominated debt issued by non-U.S. companies that is traded over-the-counter or listed on an exchange.

2.	The following paragraph is inserted after the first paragraph in the section “Fund Summaries—Nuveen Symphony Credit Opportunities Fund—Principal Investment Strategies”:

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including interest rate swaps, total return swaps, and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.

Nuveen Symphony Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit7_SupplementTextBlock

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED NOVEMBER 15, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

The following changes will go into effect immediately.

3.	The sixth sentence of the first paragraph in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following sentence:

The Fund invests both in securities issued by U.S. companies and in U.S. dollar-denominated securities issued by non-U.S. companies that are traded over-the-counter or listed on an exchange.

4.	The third paragraph in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following paragraph:

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including interest rate swaps, total return swaps, and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund’s portfolio, including the use of interest rate derivatives to convert fixed-rate securities to floating rate securities, or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 15, 2012